Prepayments and other current assets	12 Months Ended
Dec. 31, 2014
Prepayments and other current assets [Abstract]
Prepayments and other current assets
9.	Prepayments and other current assets

	December 31,
	2013	2014
	RMB	RMB

Interests receivable	25,381	98,355
Prepayments and deposits to vendors and content providers	33,603	54,330
Loans receivable	-	34,502
Others	8,549	16,952

Total	67,533	204,139